Segment information - Major Customers (Details) - Contract revenues - Customer concentration risk	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Feb. 22, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Sonadrill
Revenue, Major Customer [Line Items]
Concentration risk percentage	8.00%	16.00%	9.00%	15.00%	8.00%
ConocoPhillips
Revenue, Major Customer [Line Items]
Concentration risk percentage	12.00%	14.00%	20.00%	14.00%	19.00%
Var Energi
Revenue, Major Customer [Line Items]
Concentration risk percentage	10.00%	11.00%	0.00%	12.00%	0.00%
Saudi Aramco
Revenue, Major Customer [Line Items]
Concentration risk percentage	10.00%	11.00%	10.00%	11.00%	9.00%
Equinor
Revenue, Major Customer [Line Items]
Concentration risk percentage	9.00%	10.00%	14.00%	8.00%	13.00%
Lundin
Revenue, Major Customer [Line Items]
Concentration risk percentage	10.00%	0.00%	14.00%	1.00%	12.00%
Other
Revenue, Major Customer [Line Items]
Concentration risk percentage	41.00%	38.00%	33.00%	39.00%	39.00%